Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 7,923	$ 6,947
Restricted Cash	113	113
Short-term deposits	1,809	3,807
Marketable debt securities	41,333	40,132
Other receivable	487	812
Total current assets	51,665	51,811
Right of use assets	497	394
Property and equipment, net	163	176
Total non-current assets	660	570
Total assets	52,325	52,381
Current liabilities
Trade payables	5,629	7,046
Other payables	1,379	966
Total current liabilities	7,008	8,012
Non-current liabilities
Lease obligation	318	216
Total non-current liabilities	318	216
Ordinary shares par value NIS 0.01 per share; Authorized 50,000,000; Issued and outstanding: 25,083,914 shares as of June 30, 2021; 21,325,975 shares as of December 31, 2020	70	58
Additional paid-in capital	197,829	179,530
Accumulated other comprehensive gain	108	272
Accumulated deficit	(153,008)	(135,707)
Total stockholders’ equity	44,999	44,153
Total liabilities and stockholders’ equity	$ 52,325	$ 52,381